Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
22.	EARNINGS PER SHARE
Following the Share Subdivision as detailed in Notes 1, each ordinary share was subdivided into eighty ordinary shares and each ADS represents eight Class A ordinary shares.
A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions, including number of shares, except for per share data)
Net income attributable to Baidu, Inc.	10,226	7,559	20,315	2,861
Accretion of the redeemable noncontrolling interests	(350)	(591)	(717)	(101)

Numerator for basic EPS computation	9,876	6,968	19,598	2,760
Impact of diluted securities of subsidiaries and equity method investees	—	—	(44)	(6)
Numerator for diluted EPS computation	9,876	6,968	19,554	2,754

The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2021		2022		2023		2023
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	7,871	2,005	5,590	1,378	15,905	2,240	3,693	520

Denominator
Weighted average ordinary shares outstanding	2,198	560	2,232	550	2,278	2,278	529	529

Denominator used for basic EPS	2,198	560	2,232	550	2,278	2,278	529	529

Earnings per share—basic	3.58	3.58	2.50	2.50	6.98	0.98	6.98	0.98

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	7,910	1,966	5,604	1,364	15,909	2,241	3,645	513
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,966	—	1,364	—	3,645	513	—	—

Numerator for diluted EPS calculation	9,876	1,966	6,968	1,364	19,554	2,754	3,645	513

Denominator
Weighted average ordinary shares outstanding	2,198	560	2,232	550	2,278	2,278	529	529
Conversion of Class B to Class A ordinary shares	560	—	550	—	529	529	—	—
Share-based awards	56	—	27	—	30	30	—	—

Denominator used for diluted EPS	2,814	560	2,809	550	2,837	2,837	529	529

Earnings per share—diluted	3.51	3.51	2.48	2.48	6.89	0.97	6.89	0.97

Earnings per ADS (1 ADS equals 8 Class A ordinary shares):
Denominator used for earnings per ADS—basic	275		279		285	285

Denominator used for earnings per ADS—diluted	352		351		355	355

Earnings per ADS—basic	28.64		20.02		55.83	7.86

Earnings per ADS—diluted	28.07		19.85		55.08	7.76

The Company did not include the effect of convertible senior notes issued by iQIYI, other subsidiaries and investees in the computation of diluted earnings per share for the years ended December 31, 2021, 2022 and 2023, as its effect would be anti-dilutive. The Company did not include the effect of certain share options issued by iQIYI, other subsidiaries and investees in the computation of diluted earnings per share for the years ended December 31, 2021 and 2022, as its effect would be anti-dilutive.